                              LIBERTY SPECIAL FUND
                                 CLASS Z SHARES

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 2001

The Fund's Prospectus is amended as follows:

1.   The Fund changed its name to Liberty Contrarian Small-Cap Fund.

2. The captions PRINCIPAL INVESTMENT STRATEGIES and PRINCIPAL INVESTMENT RISKS under the THE FUND are revised in their entirety as follows:

     PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies that have small market capitalizations. Small capitalization stocks are stocks with market capitalizations less than the largest stock in the S&P SmallCap 600 Index ($2.6 billion as of December 31, 2000). In addition, any stock that is a member of the S&P SmallCap 600 Index is considered a small capitalization stock. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.

     At times, the Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

     In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


     PRINCIPAL INVESTMENT RISKS

     The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

     Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

     Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

     Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


743-36/901E-0201                                                February 5, 2001

                          THE CRABBE HUSON SPECIAL FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            CLASS A, B, AND C SHARES

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2000
    (REPLACING SUPPLEMENTS DATED MAY 5, 2000, JUNE 23, 2000, AUGUST 1, 2000,
           OCTOBER 23, 2000, NOVEMBER 7, 2000 AND DECEMBER 29, 2000)

The Funds' Prospectus is amended as follows:

1. Effective July 14, 2000, The Crabbe Huson Special Fund changed its name to Liberty Special Fund. Effective February 5, 2001, the Liberty Special Fund changed is name to Liberty Contrarian Small-Cap Fund.

2. The captions PRIMARY INVESTMENT STRATEGIES and PRIMARY INVESTMENT RISKS for the Liberty Contrarian Small-Cap Fund are revised in their entirety as follows:

     PRINCIPAL INVESTMENT STRATEGIES
     Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies that have small market capitalizations. Small capitalization stocks are stocks with market capitalizations less than the largest stock in the S&P SmallCap 600 Index ($2.6 billion as of December 31, 2000). In addition, any stock that is a member of the S&P SmallCap 600 Index is considered a small capitalization stock. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.

     At times, the Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

     In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

     PRINCIPAL INVESTMENT RISKS
     The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

     Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

     Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

     Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3. Effective July 14, 2000, Crabbe Huson Equity Fund changed its name to Liberty Contrarian Equity Fund; Crabbe Huson Managed Income & Equity Fund changed its name to Liberty Contrarian Balanced Fund; and Crabbe Huson Contrarian Income Fund changed its name to Liberty Contrarian Income Fund.

4. James E. Crabbe no longer manages the Liberty Contrarian Small-Cap Fund and as a result, the first paragraph under the caption PORTFOLIO MANAGERS is deleted and replaced with the following:

     Management of the SMALL CAP FUND'S portfolio is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, John W. Johnson CFA and Peter P. Belton CFA. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Johnson, Portfolio Manager and Analyst, joined Crabbe Huson in May, 1995. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Mr. Belton, Portfolio Manager and Analyst, joined Crabbe Huson in October, 1997. Prior to joining Crabbe Huson, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.

5. The information under the caption PERFORMANCE HISTORY is revised for each of the Funds as follows:

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY (LIBERTY CONTRARIAN SMALL-CAP FUND)
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. As of December 31, 1999, no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR GRAPH}

1990       3.82%
1991      17.08%
1992      33.38%
1993      34.54%
1994      11.72%
1995      10.79%
1996       5.92%
1997      11.28%
1998     -42.85%
1999       8.14%


For period shown in bar chart:
Best quarter:  2nd quarter 1999, +29.61%
Worst quarter:  3rd quarter 1998, -33.61%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                            Inception
                              Date        1 Year      5 Years     10 Years
Class A (%)                  4/9/87        1.92        -5.32        6.37
-------------------------- ------------ ------------ ----------- ------------
Russell Index (%)              N/A         21.26       13.08        13.40
-------------------------- ------------ ------------ ----------- ------------
Lipper Average (%)             N/A         39.35       23.31        16.04

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effect of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each Class's returns with sales charges.

The Fund's return is compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY (LIBERTY CONTRARIAN EQUITY FUND)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR GRAPH]

1990      -1.54%
1991      35.07%
1992      16.40%
1993      25.97%
1994       1.60%
1995      23.80%
1996      11.74%
1997      25.72%
1998      -8.83%
1999      10.45%


For period shown in bar chart:
Best quarter:  1st quarter 1991, +18.98%
Worst quarter:  3rd quarter 1998, -19.93%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                             1 YEAR            5 YEARS            10 YEARS
Class A (%)                   4.09              10.54              12.58
---------------------- ------------------ ------------------ ------------------
Class B (%)                   4.53(10)          11.41(10)          13.15(10)
---------------------- ------------------ ------------------ ------------------
Class C (%)                   8.53(10)          11.67(10)          13.15(10)
---------------------- ------------------ ------------------ ------------------
S&P 500 Index (%)            21.03              16.53              18.19
---------------------- ------------------ ------------------ ------------------
Lipper Average (%)           29.32              25.05              16.53

(10) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A shares returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the(10) inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks and the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Flexible Portfolio Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY (LIBERTY CONTRARIAN BALANCED FUND)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR GRAPH]

1990      -0.76%
1991      21.22%
1992      12.20%
1993      18.20%
1994      -0.84%
1995      20.21%
1996       6.84%
1997      19.19%
1998      -0.18%
1999       6.16%


For period shown in bar chart:
Best quarter:  2nd quarter 1997, +11.85%
Worst quarter:  3rd quarter 1998, -10.21%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                            1 YEAR             5 YEARS           10 YEARS
Class A (%)                  1.12               9.09               9.35
----------------------- ------------------ ------------------ ------------------
Class B (%)                  0.58(15)           9.73(15)           9.80(15)
----------------------- ------------------ ------------------ ------------------
Class C (%)                  4.45(15)          10.00(15)           9.80(15)
----------------------- ------------------ ------------------ ------------------
Lehman Index (%)            -2.15               7.61               7.65
----------------------- ------------------ ------------------ ------------------
S&P Index (%)               21.03              28.54              18.19
----------------------- ------------------ ------------------ ------------------
Lipper Average (%)          12.53              16.84              12.27

(15) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar year. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Lehman Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Corporate Debt A-Rated Average Funds category average (Lipper Average). The Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
--------------------------------------------------------------------------------


PERFORMANCE HISTORY (LIBERTY CONTRARIAN INCOME FUND)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B, and C, including sales charges, shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements, if any.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR GRAPH]

1990       5.87%
1991      16.21%
1992       6.25%
1993       6.27%
1994      -3.60%
1995      16.98%
1996       1.99%
1997      11.58%
1998       9.75%
1999      -0.68%


For period shown in bar chart:
Best quarter:  4th quarter 1991, + 6.09%
Worst quarter:  1st quarter 1996, -2.73%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                            1 YEAR      5 YEARS     10 YEARS
Class A (%)                                 -5.40         6.69        6.35
--------------------------------------- ------------ ------------- -------------
Class B (%)                                 -5.52(20)     7.40(20)    6.85(20)
--------------------------------------- ------------ ------------- -------------
Class C (%)                                 -1.72(20)     7.41(20)    6.86(20)
--------------------------------------- ------------ ------------- -------------
Lehman Index (%)                            -2.15         7.61        7.65
--------------------------------------- ------------ ------------- -------------
Lipper Average (%)                          -2.59         6.89        7.29

(20) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on September 15, 1999.

6. Under the section "Sales Charges" the first Class B sales charges table is replaced in its entirety by the following two tables:

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
ALL FUNDS EXCEPT CRABBE HUSON CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
Through first year                                      5.00
------------------------------------- ------------------------------------------
Through second year                                     4.00
------------------------------------- ------------------------------------------
Through third year                                      3.00
------------------------------------- ------------------------------------------
Through fourth year                                     3.00
------------------------------------- ------------------------------------------
Through fifth year                                      2.00
------------------------------------- ------------------------------------------
Through sixth year                                      1.00
------------------------------------- ------------------------------------------
Longer than six years                                   0.00

Commission to financial advisors is 5.00%
Automatic conversion to Class A shares is eight years after purchase.

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CRABBE HUSON CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
Through first year                                      5.00
------------------------------------- ------------------------------------------
Through second year                                     4.00
------------------------------------- ------------------------------------------
Through third year                                      3.00
------------------------------------- ------------------------------------------
Through fourth year                                     3.00
------------------------------------- ------------------------------------------
Through fifth year                                      2.00
------------------------------------- ------------------------------------------
Through sixth year                                      1.00
------------------------------------- ------------------------------------------
Longer than six years                                   0.00

Commission to financial advisors is 4.00%
Automatic conversion to Class A shares is eight years after purchase.

7. The footnote to the table "Class A Sales Charges" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18- month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT:

AMOUNT PURCHASED                         COMMISSION %
First $3 million                             1.00
$3 million to less than $5 million           0.80
$5 million to less than $25 million          0.50
$25 million or more                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

8. Under the section "Sales Charges" the second Class B sales charges table is revised in its entirety as follows:

PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
THE FUNDS
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                      % DEDUCTED WHEN
                                                   SHARES ARE SOLD
Through first year                                      3.00
------------------------------------- ------------------------------------------
Through second year                                     2.00
------------------------------------- ------------------------------------------
Through third year                                      1.00
------------------------------------- ------------------------------------------
Longer than four years                                  0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is eight years after purchase.

9. The paragraph under the caption HOW TO EXCHANGE SHARES is revised in its entirety as follows:

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


CHF-739-36/899E-0201                                            February 5, 2001

                              LIBERTY SPECIAL FUND
                                 CLASS I SHARES

                         SUPPLEMENT TO PROSPECTUS DATED
                                NOVEMBER 1, 2000
                 (REPLACING SUPPLEMENT DATED DECEMBER 29, 2000)

The Fund's Prospectus is amended as follows:

1.   The Fund changed its name to Liberty Contrarian Small-Cap Fund.

2. The captions PRINCIPAL INVESTMENT STRATEGIES and PRINCIPAL INVESTMENT RISKS under the caption THE FUND are revised in their entirety as follows:

     PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies that have small market capitalizations. Small capitalization stocks are stocks with market capitalizations less than the largest stock in the S&P SmallCap 600 Index ($2.6 billion as of December 31, 2000). In addition, any stock that is a member of the S&P SmallCap 600 Index is considered a small capitalization stock. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.

     At times, the Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

     In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

     PRINCIPAL INVESTMENT RISKS

     The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

     Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

     Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

     Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3. James E. Crabbe no longer manages the Fund and as a result, the paragraphs under the caption PORTFOLIO MANAGERS are deleted and replaced with the following:

     Management of the Fund portfolio is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, John W. Johnson CFA and Peter P. Belton CFA. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Johnson, Portfolio Manager and Analyst, joined Crabbe Huson in May, 1995. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Mr. Belton, Portfolio Manager and Analyst, joined Crabbe Huson in October, 1997. Prior to joining Crabbe Huson, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.


743-36/900E-0201                                                February 5, 2001